UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21179

Name of Fund:  BlackRock New York Municipal Income Quality Trust (BSE)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock New York Municipal

Income Quality Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:   (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Schedule of Investments November 30, 2016 (Unaudited)	BlackRock New York Municipal Income Quality Trust (BSE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 119.3%
County/City/Special District/School District — 20.1%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A, 5.00%, 7/15/42	$455	$481,668
City of New York New York, GO, Refunding, Series E:
5.50%, 8/01/25	830	984,164
5.00%, 8/01/30	1,000	1,122,620
City of New York New York, GO:
Series A-1, 5.00%, 8/01/35	200	221,684
Sub-Series D-1, Fiscal 2014, 5.00%, 8/01/31	440	497,072
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	1,100	1,208,174
5.00%, 11/15/45	1,250	1,367,937
City of New York New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 3/01/39 (a)	1,000	377,840
Queens Baseball Stadium (AGC), 6.38%, 1/01/39	150	162,794
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Sub-Series B-1, 5.00%, 11/01/35	425	480,250
City of New York New York Transitional Finance Authority Future Tax Secured, Refunding RB, Series C, 5.00%, 11/01/30	590	675,320
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo Project, Series A:
5.25%, 5/01/31	200	221,960
(AGM), 5.75%, 5/01/17 (b)	1,000	1,020,480
County of Erie New York Industrial Development Agency, Refunding RB, City School District of Buffalo Project, 5.00%, 5/01/28	750	870,863
Haverstraw-Stony Point Central School District, GO, Refunding, 5.00%, 10/15/36	240	268,505
Hudson Yards Infrastructure Corp., RB, Series A:
5.00%, 2/15/47	500	502,950
5.75%, 2/15/47	1,000	1,127,100

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (continued)
Hudson Yards Infrastructure Corp., RB, Series A (continued):
(AGC), 5.00%, 2/15/47	$1,250	$1,259,562
(AGM), 5.00%, 2/15/47	750	755,738
(NPFGC), 4.50%, 2/15/47	1,000	1,006,230
New York Liberty Development Corp., Refunding RB:
4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,107,530
4 World Trade Center Project, 5.00%, 11/15/44	1,250	1,374,037
4 World Trade Center Project, 5.75%, 11/15/51	545	616,782
7 World Trade Center Project, Class 1, 4.00%, 9/15/35	1,100	1,152,866

		18,864,126

Education — 34.3%
Build NYC Resource Corp., RB, The Chapin School, Ltd. Project:
4.00%, 11/01/26	100	109,722
5.00%, 11/01/26	150	177,596
Build NYC Resource Corp., Refunding RB:
City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 6/01/38	250	278,392
Ethical Culture Fieldston School Project, 5.00%, 6/01/33	300	331,917
Ethical Culture Fieldston School Project, 5.00%, 6/01/35	350	385,077
New York Law School Project, 5.00%, 7/01/41	130	138,899
New York Law School Project, 4.00%, 7/01/45	185	169,364
Packer Collegiate Institute Project, 5.00%, 6/01/40	690	745,000
City of New York Albany Capital Resource Corp., Refunding RB, Albany College of Pharmacy and Health Sciences, Series A:
5.00%, 12/01/33	175	193,312
4.00%, 12/01/34	130	134,135

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	1

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
City of New York New York Trust for Cultural Resources, Refunding RB:
American Museum of Natural History, Series A, 5.00%, 7/01/37	$440	$484,858
American Museum of Natural History, Series A, 5.00%, 7/01/41	500	545,745
Museum of Modern Art, Series 1A, 5.00%, 10/01/18 (b)	700	748,482
Wildlife Conservation Society, Series A, 5.00%, 8/01/42	410	449,860
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 9/01/40	1,645	1,796,011
Series B, 4.00%, 8/01/35	230	229,690
County of Madison New York Capital Resource Corp., Refunding RB, Colgate University Project, Series A, 4.50%, 7/01/39	1,500	1,570,425
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 7/01/31	500	546,575
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 7/01/38	400	438,212
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 7/01/37	180	186,282
5.00%, 7/01/42	115	118,610
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	548,640
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 7/01/33	250	276,293

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
County of Tompkins New York Industrial Development Agency, RB, Civic Facility Cornell University Project, Series A, 5.00%, 7/01/37	$1,000	$1,097,300
Dobbs Ferry Local Development Corp., RB, Mercy College Project:
5.00%, 7/01/39	1,000	1,084,590
5.00%, 7/01/44	500	540,575
State of New York Dormitory Authority, RB:
Columbia University, Series A-2, 5.00%, 10/01/46	250	306,332
Convent of the Sacred Heart (AGM), 5.75%, 11/01/40	300	336,366
Fordham University, Series A, 5.00%, 7/01/28	500	562,495
New School (AGM), 5.50%, 7/01/20 (b)	350	396,336
New York University, Series B, 5.00%, 7/01/37	500	559,525
New York University, Series C, 5.00%, 7/01/18 (b)	1,000	1,058,210
Rochester Institute of Technology, 5.00%, 7/01/40	550	598,944
Series B, 5.75%, 3/15/36	600	652,392
State University Dormitory Facilities, Series A, 5.00%, 7/01/40	600	654,474
State University Dormitory Facilities, Series A, 5.00%, 7/01/41	1,000	1,097,660
Teachers College, Series B, 5.00%, 7/01/42	300	330,153
State of New York Dormitory Authority, Refunding RB:
Barnard College, Series A, 5.00%, 7/01/34	200	219,124
Barnard College, Series A, 5.00%, 7/01/43	2,960	3,204,526
Cornell University, Series A, 5.00%, 7/01/40	250	273,783
Fordham University, 5.00%, 7/01/44	640	691,936
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/35	1,600	1,739,488
New York University, Series A, 5.00%, 7/01/37	745	833,692

2	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
State of New York Dormitory Authority, Refunding RB (continued):
Pratt Institute, 5.00%, 7/01/46	$500	$544,040
Pratt Institute, Series A, 5.00%, 7/01/44	500	533,770
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,500	1,707,990
State University Dormitory Facilities, Series A, 5.25%, 7/01/32	600	675,918
State University Dormitory Facilities, Series A, 5.00%, 7/01/42	450	497,664
State University Dormitory Facilities, Series B, 5.00%, 7/01/32	545	619,442
Town of Hempstead New York Local Development Corp., Refunding RB, Adelphi University Project:
5.00%, 10/01/34	310	338,284
5.00%, 10/01/35	310	337,841

		32,095,947
Health — 13.6%
Buffalo & Erie County Industrial Land Development Corp., RB, 5.25%, 7/01/35	500	542,755
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.50%, 4/01/30	500	551,055
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 3.00%, 7/01/36	195	164,664
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project, Series A, 5.00%, 12/01/37	850	910,410
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 8/15/40	725	809,651

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 7/01/32	$150	$161,046
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	895	964,882
State of New York Dormitory Authority, RB:
General Purpose, Series A, 5.00%, 2/15/42	500	554,735
Hudson Valley Hospital (BHAC) (FHA), 5.00%, 8/15/36	1,250	1,279,212
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	905	963,879
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,325
Mental Health Services (AGM), 5.00%, 8/15/18 (b)	5	5,325
Mental Health Services (AGM), 5.00%, 2/15/22 (b)	80	84,878
Mental Health Services, 2nd Series (AGM), 5.00%, 8/15/18 (b)	5	5,325
New York University Hospitals Center, Series A, 6.00%, 7/01/20 (b)	250	287,430
North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 5/01/39	500	515,115
State of New York Dormitory Authority, Refunding RB, North Shore-Long Island Jewish Obligated Group, Series A:
5.00%, 5/01/32	750	821,063
5.25%, 5/01/34	1,840	2,030,955
5.00%, 5/01/41	750	811,958
5.00%, 5/01/43	1,140	1,225,842

		12,695,505
Housing — 3.8%
City of New York New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 7/01/32	915	1,019,246

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	3

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (continued)
City of New York New York Housing Development Corp., RB, M/F Housing (continued):
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 7/01/33	$400	$435,744
Series B1, 5.25%, 7/01/30	750	844,425
Sustainable Neighborhood Bonds, Series C-1-A, 3.40%, 11/01/47	900	777,600
City of New York New York Housing Development Corp., Refunding RB, M/F Housing, 8 Spruce Street, Class F, 4.50%, 2/15/48	500	514,420

		3,591,435
State — 10.6%
City of New York New York Transitional Finance Authority, BARB:
Fiscal 2009, Series S-4 (AGC), 5.50%, 1/15/33	1,000	1,077,350
Series S-2 (AGM) (NPFGC), 5.00%, 1/15/37	850	853,706
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund:
Series B, 5.00%, 11/15/34	540	586,348
Sub-Series B-1, 5.00%, 11/15/31	750	843,060
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/31	750	873,352
State of New York Dormitory Authority, RB, General Purpose, Series B:
5.00%, 3/15/37	1,000	1,117,370
5.00%, 3/15/42	1,400	1,540,602
State of New York Dormitory Authority, Refunding RB, School Districts Financing Program, Series A (AGM), 5.00%, 10/01/18 (b)	1,000	1,069,640
State of New York Thruway Authority, Refunding RB, 2nd General Highway & Bridge Trust, Series A, 5.00%, 4/01/32	250	279,178

Municipal Bonds	Par (000)	Value
New York (continued)
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 3/15/30	$500	$567,660
5.00%, 3/15/32	1,000	1,132,230

		9,940,496
Tobacco — 1.0%
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through:
Series B, 5.00%, 6/01/45	300	311,493
Series C, 5.00%, 6/01/51	270	282,577
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/40	290	312,979

		907,049
Transportation — 21.5%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	575	648,330
Series A-1, 5.25%, 11/15/34	270	305,359
Series C, 6.50%, 11/15/28	145	159,458
Series D, 5.25%, 11/15/41	2,000	2,246,540
Series E, 5.00%, 11/15/38	650	718,614
Metropolitan Transportation Authority, Refunding RB, Series D, 5.25%, 11/15/31	750	853,740
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/51	1,540	1,647,893
Port Authority of New York & New Jersey, Refunding ARB:
179th Series, 5.00%, 12/01/38	245	273,121
Consolidated, 189th Series, 5.00%, 5/01/45	860	946,757
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 1/01/56	490	542,910
State of New York Thruway Authority, Refunding RB, General:
Series H (AGM) (NPFGC), 5.00%, 1/01/37	4,000	4,135,240
Series I, 5.00%, 1/01/37	1,325	1,456,983
Series I, 5.00%, 1/01/42	425	458,562
Series K, 5.00%, 1/01/32	750	835,320

4	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB, Series B, 5.00%, 11/15/40	$280	$312,967
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32 (a)	635	355,295
General, Remarketing, Series A, 5.00%, 11/15/34	1,000	1,111,250
General, Series A, 5.25%, 11/15/45	370	419,654
Series C, 5.00%, 11/15/38	1,000	1,059,410
Sub-Series A, 5.00%, 11/15/29	1,485	1,673,625

		20,161,028
Utilities — 14.4%
Albany Municipal Water Finance Authority, Refunding RB, Series A, 5.00%, 12/01/33	1,000	1,109,590
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2015, Series HH, 5.00%, 6/15/39	1,000	1,109,910
Series DD, 5.00%, 6/15/32	1,100	1,156,474
Long Island Power Authority, RB, General, Electric Systems:
Series A (AGM), 5.00%, 5/01/36	500	544,695
Series C (CIFG), 5.25%, 9/01/29	1,000	1,166,000
Long Island Power Authority, Refunding RB:
Electric System, Series B, 5.00%, 9/01/41	250	273,817
Electric System, Series B, 5.00%, 9/01/46	355	385,807
Electric Systems, Series A (AGC), 5.75%, 4/01/39	1,690	1,829,256
General, Electric Systems, Series A (AGC), 6.00%, 5/01/19 (b)	2,000	2,214,220
State of New York Environmental Facilities Corp., RB, Series B, Revolving Funds, Green Bonds, 5.00%, 9/15/40	635	711,740

Municipal Bonds	Par (000)	Value
New York (continued)
Utilities (continued)
State of New York Power Authority, Refunding RB, Series A, 5.00%, 11/15/38	$1,000	$1,112,440
Utility Debt Securitization Authority, Refunding RB, Restructuring:
3.00%, 12/15/32	150	143,144
Series B, 4.00%, 12/15/35	280	291,732
Series E, 5.00%, 12/15/41	1,000	1,126,090
Western Nassau County Water Authority, RB, Series A, 5.00%, 4/01/40	250	270,692

		13,445,607
Total Municipal Bonds in New York		111,701,193
Puerto Rico — 1.8%
Housing — 1.8%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,600	1,703,216
Total Municipal Bonds — 121.1%		113,404,409

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 42.9%
County/City/Special District/School District — 11.9%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	$1,790	1,870,514
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/29	1,000	1,154,120
City of New York New York, GO:
Sub-Series C-3 (AGC), 5.75%, 8/15/19 (b)(d)	64	68,734
Sub-Series C-3 (AGC), 5.75%, 8/15/28	936	1,011,986
Sub-Series G-1, 5.00%, 4/01/29	1,000	1,124,670
Sub-Series I-1, 5.00%, 3/01/36	250	275,337
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	500	562,560

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	5

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

New York (continued)
County/City/Special District/School District (continued)
City of New York New York Transitional Finance Authority, RB, Future Tax Secured, Sub-Series D-1, 5.00%, 11/01/38	$2,475	$2,711,833
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 9/15/40	2,085	2,318,833

		11,098,587
Education — 5.1%
State of New York Dormitory Authority, LRB, State University Dormitory Facilities, New York University, Series A, 5.00%, 7/01/35	1,999	2,211,641
State of New York Dormitory Authority, RB, New York University, Series A (AMBAC), 5.00%, 7/01/17 (b)	2,499	2,559,196

		4,770,837
State — 6.0%
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (d)	1,800	2,028,595
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	990	1,152,825
4.00%, 10/15/32	1,500	1,589,340
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 3/15/41	750	817,590

		5,588,350
Transportation — 7.2%
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,495	3,924,554
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	735	825,148
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 3/15/31	800	892,888

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/46	$1,000	$1,108,830

		6,751,420
Utilities — 12.7%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A:
5.75%, 6/15/18 (b)	114	120,774
5.75%, 6/15/40	381	403,921
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 6/15/32	2,249	2,497,091
Fiscal 2012, Series BB, 5.00%, 6/15/44	2,011	2,233,412
Series FF-2, 5.50%, 6/15/40	405	439,478
New York State Environmental Facilities Corp., RB, Subordinated SRF Bonds, 4.00%, 6/15/46	691	703,269
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, 3.00%, 6/15/35	240	214,692
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	3,719	4,187,784
Restructuring, 5.00%, 12/15/36	1,006	1,138,746

		11,939,167
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 42.9%		40,148,361
Total Long-Term Investments (Cost — $147,478,740) — 164.0%		153,552,770

6	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Short-Term Securities	Shares	Valeue
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.43% (e)(f)	530,952	$530,952
Total Short-Term Securities (Cost — $530,952) — 0.6%		530,952
Total Investments (Cost — $148,009,692*) — 164.6%		154,083,722
Other Assets Less Liabilities — 2.1%		1,939,107
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.4)%		(21,917,782)
VRDP Shares, at Liquidation Value — (43.3)%		(40,500,000)

Net Assets Applicable to Common Shares — 100.0%		$93,605,047

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$126,350,667

Gross unrealized appreciation	$7,370,943
Gross unrealized depreciation	(1,510,682)

Net unrealized appreciation	$5,860,261

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	7

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between February 15, 2017 to February 15, 2019, is $1,482,731.

(e)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Net Activity	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Loss
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,095,574	(564,623)	530,951	$530,951	$739	$(24)

(f)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation
(12)	10-Year U.S. Treasury Note	March 2017	$1,494,188	$5,856
(3)	5-Year U.S. Treasury Note	March 2017	$353,531	394
(9)	Long U.S. Treasury Bond	March 2017	$1,361,531	8,841
(1)	Ultra U.S. Treasury Bond	March 2017	$161,406	835
Total				$15,926

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bonds
BARB	Building Aid Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
CIFG	CIFG
CIFG	CIFG Assurance North America, Inc.
EDC	Economic Development Corp.
FHA	Federal Housing Administration
GO	General Obligation Bonds

8	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Schedule of Investments (continued)	BlackRock New York Municipal Income Quality Trust (BSE)

LRB	Lease Revenue Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SRF	State Revolving Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$153,552,770	—	$153,552,770
Short-Term Securities	$530,952	—	—	530,952

Total	$530,952	$153,552,770	—	$154,083,722

Derivative Financial Instruments [2]
Assets:
Interest rate contracts	$15,926	—	—	$15,926

[1]	See above Schedule of Investments for values in each sector.
[2]	Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016	9

Schedule of Investments (concluded)	BlackRock New York Municipal Income Quality Trust (BSE)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$65,300	—	—	$65,300
Liabilities:
Bank overdraft	—	$(54,205)	—	(54,205)
TOB Trust Certificates	—	(21,872,794)	—	(21,872,794)
VRDP Shares at Liquidation Value	—	(40,500,000)	—	(40,500,000)

Total	$65,300	$(62,426,999)	—	$(62,361,699)

During the period ended November 30, 2016, there were no transfers between levels.

10	BLACKROCK NEW YORK MUNICIPAL INCOME QUALITY TRUST	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

              Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New York Municipal Income Quality Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:  January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock New York Municipal Income Quality Trust

Date:  January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock New York Municipal Income Quality Trust

Date:  January 23, 2017